Commitments and contingent liabilities - Summary of Potential Future Lease Commitments and Other Commitments Fall Due (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Lease And Other Commitments [Line Items]
Leases	€ 291	€ 319
Other Commitments	4,370	4,057
Within 1 year
Disclosure Of Lease And Other Commitments [Line Items]
Leases	64	64
Other Commitments	1,510	1,806
Later than 1 year but not later than 5 years
Disclosure Of Lease And Other Commitments [Line Items]
Leases	79	91
Other Commitments	2,595	2,020
Later than 5 years
Disclosure Of Lease And Other Commitments [Line Items]
Leases	148	164
Other Commitments	€ 265	€ 231